Leases - Schedule of Lease Maturities (Details) - USD ($) $ in Thousands	Nov. 26, 2022	Feb. 26, 2022
Operating Leases
Remainder of 2022	$ 72,296
2023	413,473	$ 444,562
2024	364,233	388,183
2025	301,520	334,178
2026	232,768	272,790
2027	184,826	202,690
Thereafter	564,831	643,824
Total lease payments	2,133,947	2,286,227
Less imputed interest	(432,095)	(431,719)
Present value of lease liabilities	1,701,852	1,854,508
Finance Leases
Remainder of 2022	2,881
2023	11,525	7,369
2024	11,525	11,636
2025	11,525	11,636
2026	11,525	11,636
2027	11,525	11,636
Thereafter	48,713	59,531
Total lease payments	109,219	113,444
Less imputed interest	(47,719)	(75,503)
Present value of lease liabilities	$ 61,500	$ 37,941